Leases - Schedule of Lease Liabilities (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Lease Liabilities [Abstract]
Operating lease liabilities – current portion	$ 126,227	$ 58,919
Operating lease liabilities – non-current portion	147,587	23,763
Lease liabilities recognized in the consolidated balance sheet	$ 273,814	$ 82,682
Weighted-average remaining lease term – operating leases	2 years 2 months 12 days	1 year 9 months 18 days
Weighted-average discount rate – operating leases	5.625%	5.00%